SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 29, 2024	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024		Dec. 31, 2023	Jun. 28, 2024	May 13, 2024	Apr. 01, 2024	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents				$ 4,849,000
Working capital				$ 11,070,000
Loan amount									$ 30,846,000
Warrants				3,926,156		2,723,397
Warrants, future capital							$ 1,767	$ 3,022
Cash and cash equivalents				$ 4,849,000		$ 12,713,000
Restricted cash				0		0
Depreciation expense				1,372,000		1,237,000
Loss on impairment of assets				873,000
Customer deposits				317,000		201,000
Contract liability recognized				201,000		230,000
Licensing fee	$ 5,000,000
Revenue				50,645,000	[1]	64,392,000
Short term deferred revenue				1,000,000
Shipping and handling costs				2,530,000		3,466,000
Warranty obilgation outstanding				514,000		307,000				$ 328,000
Advertising expense				2,257,000		2,167,000
Uncertain tax positions				$ 55,000		$ 91,000				$ 128,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage				21.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage				15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage						28.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage						10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage				14.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage						16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage				33.00%		65.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage				12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration risk, percentage						14.00%
License Agreement [Member]
Product Information [Line Items]
Licensing fee	$ 5,000,000
Estimated useful life	5 years
Revenue				$ 417,000
Deferred revenue				4,583,000		$ 0
Short term deferred revenue				1,000,000
Long term deferred revenue				$ 3,583,000
Minimum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs				30 days
Term of product warranty provided				5 years
Maximum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs				90 days
Term of product warranty provided				10 years
Subsequent Event [Member]
Product Information [Line Items]
Proceeds from working capital			$ 8,000
Term loan			$ 8,000
Warrants			4,000
Expected cost received, description			We received $3,500 less $300 in costs on February 27, 2025 and expect to receive the remaining $4,500, minus costs, in early May 2025
Cash and cash equivalents			$ 2,500
Loss on impairment of assets		$ (873,000)
Subsequent Event [Member] | Series A Preferred Stock [Member]
Product Information [Line Items]
Warrants, per share			$ 10,000
Warrants, future capital			$ 40,000,000
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Product Information [Line Items]
Loan amount				$ 75,000,000

[1]	Licensing Revenue which is not considered a segment as it is currently immaterial